REVENUE FROM CONTRACTS WITH CUSTOMERS - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Contract liabilities amount	$ 44.5	$ 82.5